Inventories (Details) - USD ($)	Sep. 30, 2020	Mar. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 350,797	$ 404,457
Finished goods	540,967	533,691
Provision for inventory	(24,483)	(45,381)
Total inventories, net	$ 867,281	$ 892,767